Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies [Abstract]
Estimated useful lives of plant and equipment	The estimated useful lives of the Company’s plant and equipment are as follows:

Mining infrastructure	6 – 10 years
Mining servers	2 years
Data centre infrastructure	8 years
Computer and network equipment	3 years
Leasehold improvements	3 years

Estimated useful lives of intangible assets
Intangible assets with a finite life are amortized on a straight-line basis over their estimated useful lives. Amortization is recognized over the assets’ estimated useful lives as follows:

Customer relationships	6 years